Goodwill and Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	May 03, 2014	Feb. 01, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
Summary of Goodwill Balances

Goodwill balances and changes therein subsequent to the February 1, 2014 Condensed Consolidated Balance Sheet are as follows (in thousands):

	Gross Goodwill	Accumulated Impairment	Net Goodwill
Balance as of February 1, 2014	$110,688	$(46,942)	$63,746

Balance as of May 3, 2014	$110,688	$(46,942)	$63,746

Goodwill balances and changes therein subsequent to the January 28, 2012 Consolidated Balance Sheet are as follows (in thousands).

	Gross Goodwill	Accumulated Impairment	Net Goodwill
Balance as of January 28, 2012	$110,688	$(46,942)	$63,746

Balance as of February 2, 2013	$110,688	$(46,942)	$63,746

Balance as of February 1, 2014	$110,688	$(46,942)	$63,746

Summary of Identifiable Intangible Assets

Identifiable intangible assets summary (in thousands):

	Gross Amount	Accumulated Amortization	Net Book Value
Balance as of February 1, 2014
Amortizable intangible assets:
Customer relationships	$11,970	$(3,577)	$8,393
Indefinite-lived intangible assets:
Trademark	101,850	—	101,850

Total intangible assets	$113,820	$(3,577)	$110,243

	Gross Amount	Accumulated Amortization	Net Book Value
Balance as of May 3, 2014:
Amortizable intangible assets:
Customer relationships	$11,970	$(3,727)	$8,243
Indefinite-lived intangible assets:
Trademark	101,850	—	101,850

Total intangible assets	$113,820	$(3,727)	$110,093

Identifiable intangible assets summary (in thousands):

	Gross Amount	Accumulated Amortization	Net Book Value
Balance as of February 2, 2013:
Amortizable intangible assets:
Customer relationships	$11,970	$(2,978)	$8,992
Indefinite-lived intangible assets:
Trademark	101,850	—	101,850

Total intangible assets	$113,820	$(2,978)	$110,842

	Gross Amount	Accumulated Amortization	Net Book Value
Balance as of February 1, 2014
Amortizable intangible assets:
Customer relationships	$11,970	$(3,577)	$8,393
Indefinite-lived intangible assets:
Trademark	101,850	—	101,850

Total intangible assets	$113,820	$(3,577)	$110,243

Schedule of Expected Amortization Expense for Identifiable Intangible Assets

Amortization of identifiable intangible assets was $599, $598 and $599 for fiscal 2013, 2012 and 2011, respectively, which is included in selling, general and administrative expenses on the Consolidated Statements of Operations. Amortization expense for each of the fiscal years 2014 to 2018 is expected to be as follows (in thousands).

Future Amortization
2014	$598
2015	598
2016	598
2017	598
2018	598

Total next 5 fiscal years	$2,990